   As filed with the Securities and Exchange Commission on December 29, 2004
                                                   Securities Act No. 333-103630
                                       Investment Company Act File No. 811-21316
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               -------------------

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 [X]

                  Pre-Effective Amendment No.
                                              --                        [ ]

                  Post-Effective Amendment No. 3                        [X]
                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         [X]
                  Amendment No. 4                                       [X]


                               THE KENSINGTON FUNDS
                               --------------------
               (Exact Name of Registrant as Specified in Charter)


               4 Orinda Way, Suite 200C, Orinda, California 94563
               --------------------------------------------------
                    (Address of Principal Executive Offices)

                  Registrant's Telephone Number: (925) 253-2949
                                                 -----------------

                            Patrick W.D. Turley, Esq.
                                    Dechert LLP
                               1775 I Street, NW
                             Washington, D.C. 20006
                             ----------------------
                     (Name and Address of Agent for Service)

                                 With Copies to:
                                 ---------------

                                  John Kramer
                       Kensington Investment Group, Inc.
                            4 Orinda Way, Suite 200C
                            Orinda, California 94563


It is proposed that this filing will become effective immediately upon filing pursuant to paragraph (b) of Rule 485.

                                EXPLANATORY NOTE

This Post-Effective Amendment No. 3 to the Registration Statement for The Kensington Funds (the "Registrant") is being filed solely for the purpose of adding certain exhibits to the Registrant's Registration Statement. Accordingly, the Part A (the Prospectus for the Funds) and Part B (the Statement of Additional Information for the Funds) as previously filed in Post-Effective Amendment No. 2, are incorporated by reference in their entirety into this filing, as are subsequent supplements to the Registration Statement as filed pursuant to Rule 497. As stated on the cover page to this filing, this Post-Effective Amendment No. 3 is intended to become effective immediately upon filing.

                                     PART C
                                   -----------

                                OTHER INFORMATION
                                -----------------


         ITEM 23.  EXHIBITS

              (a)(1)   Certificate of Trust(1)

              (a)(2)   Declaration of Trust(1)

              (b)      By-Laws(1)

              (c)      Certificates for Shares are not issued. The
                       Declaration of Trust, previously filed as Exhibit (a)(2), defines the rights of holders of Shares.

              (d)(1) Investment Advisory Agreement between Registrant and Kensington Investment Group, Inc. with respect to Kensington Strategic Realty Fund(2)

              (d)(2) Investment Advisory Agreement between Registrant and Kensington Investment Group, Inc. with respect to Kensington Select Income Fund(2)

              (d)(3) Investment Advisory Agreement between Registrant and Kensington Investment Group, Inc. with respect to Kensington Real Estate Securities Fund(2)

              (e) Distribution Agreement between Registrant and Quasar Distributors, LLC(4)

              (e)(1) Dealer Agreement between Quasar Distributors, LLC and Registrant(4)

              (f)      Not Applicable

              (g) Custody Agreement between Registrant and Custodial Trust Company(2)

              (h)(1) Administration Agreement between Registrant and U.S. Bancorp Fund Services, LLC(4)

              (h)(2) Fund Accounting Agreement between the Registrant and U.S. Bancorp Fund Services, LLC(4)

              (h)(3) Transfer Agency Agreement between the Registrant and U.S. Bancorp Fund Services, LLC(4)

              (h)(4) Expense Limitation Agreement between the Registrant and Kensington Investment Group, Inc. with respect to Kensington Strategic Realty Fund(2)

              (h)(5) Expense Limitation Agreement between the Registrant and Kensington Investment Group, Inc. with respect to Kensington Select Income Fund(2)

              (h)(6) Expense Limitation Agreement between the Registrant and Kensington Investment Group, Inc. with respect to Kensington Real Estate Securities Fund(2)

              (h)(7) Administrative Services Plan with respect to each of the Funds (3)

              (i)      Not Applicable
              (j)      Not Applicable
              (k)      Not Applicable

                  (l)      Not Applicable

                  (m)(1) Service and Distribution Plan with respect to Kensington Strategic Realty Fund(4)

                  (m)(2) Service and Distribution Plan with respect to Kensington Select Income Fund(4)

                  (m)(3) Service and Distribution Plan with respect to Kensington Real Estate Securities Fund(4)

                  (n)(1) Rule 18f-3 Plan with respect to Kensington Strategic Realty Fund(2)

                  (n)(2) Rule 18f-3 Plan with respect to Kensington Select Income Fund(2)

                  (n)(3) Rule 18f-3 Plan with respect to Kensington Real Estate Securities Fund(2)

                  (p)(1)   Code of Ethics of Registrant(2)

                  (p)(2)   Code of Ethics of Quasar Distributors, LLC(4)

                  (p)(3)   Code of Ethics of Kensington Investment Group, Inc.
                           (2)

__________________

1.       Filed with the initial Registration Statement on March 6, 2003.

2.       Filed with Pre-Effective Amendment No. 1 on March 31, 2003.

3.       Filed with Post-Effective Amendment No. 2 on April 29, 2004.

4.       Filed herewith.

ITEM 24.          PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

                  Not applicable.

ITEM 25.          INDEMNIFICATION

                  Article VII of the Registrant's Declaration of Trust states as follows:



Section 3.        Indemnification.

         (a) Subject to the exceptions and limitations contained in paragraph
(b) below:

                  (i) every person who is, has been, or becomes a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with the defense of any proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

                  (ii) for purposes of this Section 3 and Section 5 of this
Article VII below, "agent" means any Person who is, was or becomes an employee or other agent of the Trust who is not a Covered Person; "proceeding" means any threatened, pending or completed claim, action, suit or proceeding, whether civil, criminal, administrative or investigative (including appeals); and "liabilities" and "expenses" includes, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and all other liabilities whatsoever.

         (b) No indemnification shall be provided hereunder to a Covered Person who shall have been adjudicated by a court or body before which the proceeding was brought (i) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (ii) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust.
         (c) The Trust's financial obligations arising from the indemnification provided herein or in the By-Laws may be insured by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person as to acts or omissions as a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

         (d) Expenses in connection with the defense of any proceeding of the character described in paragraph (a) above may be advanced by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 3; provided, however, that either
(i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments, or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under Section 3.

                  Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act, and therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER AND THEIR OFFICERS AND DIRECTORS
                  (a) Kensington Investment Group, Inc., 4 Orinda Way, Suite 200C, Orinda, CA 94563, is the investment adviser for the Funds. The business and other connections of Kensington Investment Group, Inc. are set forth in the Uniform Application for Investment Adviser Registration ("Form ADV") of Kensington Investment Group, Inc. as currently filed with the SEC which is incorporated by reference herein.


ITEM 27.          PRINCIPAL UNDERWRITER

                  (a) Quasar Distributors, LLC, the Registrant's principal underwriter, acts as principal underwriter for the following investment companies:


                            Advisors Series Trust                       Harding, Loevner Funds, Inc.
                   ---------------------------------------------------------------------------------------
                             AHA Investment Funds                         The Hennessy Funds, Inc.
                   ---------------------------------------------------------------------------------------
                         Allied Asset Advisors Funds                   The Hennessy Mutual Funds, Inc.
                   --------------------------------------------------------------------------------------
                             Alpine Equity Trust                         Intrepid Capital Management
                   --------------------------------------------------------------------------------------
                             Alpine Series Trust                          Jacob Internet Fund Inc.
                   --------------------------------------------------------------------------------------
                             Alpine Income Trust                         The Jensen Portfolio, Inc.
                    -------------------------------------------------------------------------------------
                       AIP Alternative Strategies Funds                       Julius Baer Funds
                    -------------------------------------------------------------------------------------
                           Brandes Investment Trust                           Kensington Funds
                    -------------------------------------------------------------------------------------
                         Brandywine Blue Funds, Inc.                 Kirr Marbach Partners, Funds, Inc.
                    -------------------------------------------------------------------------------------
                             Brazos Mutual Funds                          Kit Cole Investment Trust
                    -------------------------------------------------------------------------------------
                                 Bridges Fund                               Light Revolution Fund
                    -------------------------------------------------------------------------------------
                                Buffalo Funds                                    LKCM Funds
                    -------------------------------------------------------------------------------------
                            Buffalo Balanced Fund                           Masters' Select Funds
                    -------------------------------------------------------------------------------------
                           Buffalo High Yield Fund                    Matrix Advisors Value Fund, Inc.
                    -------------------------------------------------------------------------------------
                            Buffalo Large Cap Fund                           Monetta Fund, Inc.
                   --------------------------------------------------------------------------------------
                            Buffalo Small Cap Fund                              Monetta Trust
                    -------------------------------------------------------------------------------------
                            Buffalo U.S. Global Fund                               MP63 Fund
                    -------------------------------------------------------------------------------------
                              CCM Advisors Funds                                 MUTUALS.com
                    -------------------------------------------------------------------------------------
                         CCMA Select Investment Trust                           NorCap Funds
                    -------------------------------------------------------------------------------------
                          Country Mutual Funds Trust                           Optimum Q Funds
                    -------------------------------------------------------------------------------------
                              Cullen Funds Trust                          Permanent Portfolio Funds
                   --------------------------------------------------------------------------------------
                                Everest Funds                              Primecap Odyssey Funds
                    -------------------------------------------------------------------------------------
                          First American Funds, Inc.                  Professionally Managed Portfolios
                    -------------------------------------------------------------------------------------
                    First American Investment Funds, Inc.                 Prudent Bear Funds, Inc.
                    -------------------------------------------------------------------------------------
                     First American Strategy Funds, Inc.                        Rainier Funds
                    -------------------------------------------------------------------------------------
                               FFTW Funds, Inc.                                 Summit Funds
                    -------------------------------------------------------------------------------------
                           Fort Pitt Capital Funds                             Thompson Plumb
                    -------------------------------------------------------------------------------------
                                 Fremont Funds                           TIFF Investment Program, Inc.
                    -------------------------------------------------------------------------------------
                             Glenmede Fund, Inc.                       Trust For Professional Managers
                    -------------------------------------------------------------------------------------
                           Guinness Atkinson Funds                              Wexford Trust
                    -------------------------------------------------------------------------------------


                   (b) The directors and executive officers of Quasar Distributors, LLC are as follows:


                    ---------------------------------------- -------------------------------------- -------------------------------
                    Name and Principal                       Position and Offices with              Positions and Offices with
                    Business Address                         Quasar Distributors, LLC               Registrant
                    ---------------------------------------- -------------------------------------- -------------------------------
                    James R. Schoenike                       President and Board Member             None
                    ---------------------------------------- -------------------------------------- -------------------------------
                    Donna J. Berth                           Treasurer                              None
                    ---------------------------------------- -------------------------------------- -------------------------------
                    Joe Redwine                              Board Member                           None
                    ---------------------------------------- -------------------------------------- -------------------------------
                    Bob Kern                                 Board Member                           None
                    ---------------------------------------- -------------------------------------- -------------------------------
                    Eric W. Falkeis                          Board Member                           None
                    ---------------------------------------- -------------------------------------- -------------------------------

                    The address of each of the foregoing is 615 East Michigan Street, Milwaukee, Wisconsin 53202
                    ---------------------------------------------------------------------------------------------------------------

                   (c) Not Applicable.

ITEM 28.          LOCATION OF ACCOUNTS AND RECORDS

                  (a) The accounts, books and other documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and rules promulgated thereunder are in the possession of Kensington Investment Group, Inc., 4 Orinda Way, Suite 200C, Orinda, CA 94563 (records relating to its function as investment adviser for the Funds); U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202 (records relating to its functions as transfer agent, administrator and fund accounting agent) and Custodial Trust Company, 101 Carnegie Center, Princeton, New Jersey 08540 (records relating to its function as custodian).

ITEM 29.          MANAGEMENT SERVICES

                  Not Applicable.

ITEM 30.          UNDERTAKINGS.

                  None

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 3 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington in the District of Columbia on the 29th day of December, 2004.

                              THE KENSINGTON FUNDS

                                    By:     /s/ John P. Kramer
                                            ---------------------
                                            John P. Kramer*

By:      /s/ Patrick W.D. Turley
         --------------------------
         Patrick W.D. Turley, as attorney-in-fact

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:


Signature                               Title                                       Date
-----------                             ------                                      ------
/s/ John P. Kramer                      President and Trustee                       December 29, 2004
------------------------                (Principal Executive Officer)
John P. Kramer*


/s/ Robert M. Brown                     Trustee                                     December 29, 2004
------------------------
Robert M. Brown*

/s/ Frank C. Marinaro                   Trustee                                     December 29, 2004
------------------------
Frank C. Marinaro*

/s/ David R. Pearce                     Trustee                                     December 29, 2004
------------------------
David R. Pearce*

/s/ Cynthia M. Yee                      Treasurer (Principal                        December 29, 2004
------------------------                Financial and Accounting Officer)
Cynthia M. Yee*

         /s/ Patrick W.D. Turley
         --------------------------------------
         Patrick W.D. Turley, as attorney-in-fact

* Pursuant to power of attorney filed with the initial Registration Statement on March 6, 2003.